Condensed Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 86,320	$ 79,974
Cash		74,974	$ 212,232
Prepaid expenses – Short-Term	64,331	153,498	379,264
Income tax receivable	13,223	23,527	0
Other investments held for trading (Restricted)	100,632	108,610	0
Total Current Assets	264,506	360,609	591,496
Investments held in the Trust Account	8,493,268	17,591,536	237,373,538
Total Assets	8,757,774	17,952,145	237,965,034
Current Liabilities:
Accounts payable and accrued expenses	376,736	127,368	101,396
Accrued Tax Payable – Franchise Tax		0	73,739
Accrued Tax Payable - Income Tax		0	295,065
Accrued Tax Payable - Excise Tax	2,319,976	2,224,846	0
Other accrued expenses - deferred	1,776,913	340,791	12,815
Loan payable- Sponsor	2,135,000	1,000,000	175,000
Total Current Liabilities	7,366,078	4,126,409	673,227
Derivative warrant liabilities	235,000	940,000	2,350,000
Deferred underwriting commission	8,050,000	8,050,000	8,050,000
Total liabilities	15,651,078	13,116,409	11,073,227
COMMITMENTS AND CONTINGENCIES (Note 6)
Common stock	8,593,900	17,700,146	236,385,597
Stockholders' deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0	0
Additional paid-in capital	0	0	0
Accumulated deficit	(15,487,779)	(12,864,985)	(9,494,365)
Total Stockholders' Deficit	(15,487,204)	(12,864,410)	(9,493,790)
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Deficit	8,757,774	17,952,145
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Deficit		17,952,145	(237,965,034)
Related Party [Member]
Current Liabilities:
Due to related party	757,453	433,404	15,212
Class A common stock [Member]
Stockholders' deficit:
Common stock value	550	550	0
Class B common stock [Member]
Stockholders' deficit:
Common stock value	$ 25	$ 25	$ 575